Cover	Mar. 29, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 29, 2023
Entity Registrant Name	Southwest Gas Holdings, Inc.
Entity File Number	001-37976
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	(702)
Local Phone Number	876-7237
Title of 12(b) Security	Southwest Gas Holdings, Inc. Common Stock, $1 Par Value
Trading Symbol	SWX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001692115
Amendment Flag	false
Southwest Gas Corporation
Entity Information [Line Items]
Entity Registrant Name	Southwest Gas Corporation
Entity File Number	1-7850
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	88-0085720
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	(702)
Local Phone Number	876-7237
Entity Central Index Key	0000092416
Amendment Flag	false